STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Obligation to Issue Shares	Additional Paid-in Capital	Reserves	Retained Earnings	AOCI Attributable to Parent	Total	Equity Obligations
Equity Balance at May. 31, 2018	$ 44,283		$ 4,916,201	$ 14,400	$ (6,050,841)	$ 2,539	$ (1,073,418)	$ 0
Equity Balance, Shares at May. 31, 2018	44,282,749
Warrants issued, value	$ 0		193,665	0	0	0	193,665	0
Net income (loss) for the period	0		0	0	(905,981)	0	(905,981)	0
Translation to reporting currency	$ 0		0	0	0	13,175	13,175	0
Equity Balance, Shares at May. 31, 2019	44,282,749
Equity Balance at May. 31, 2019	$ 44,283	$ 0	5,109,866	14,400	(6,956,822)	15,714	(1,772,559)	0
Stock issued for cash, value	$ 4,050	0	481,950	0	0	0	486,000
Stock issued for cash, shares	4,050,000
Shares issued on exercise of warrants, value	$ 7,483	(374,148)	366,665	0	0	0	0
Shares issued on exercise of warrants, shares	7,482,960
Net income (loss) for the period	$ 0	0	0	0	(548,775)	0	(548,775)
Translation to reporting currency	$ 0	0	0	0	0	(6,488)	(6,488)
Equity Balance, Shares at Nov. 30, 2019	55,815,709
Equity Balance at Nov. 30, 2019	$ 55,816	0	5,958,481	14,400	(7,505,597)	9,226	(1,467,674)
Equity Balance at May. 31, 2019	$ 44,283	0	5,109,866	14,400	(6,956,822)	15,714	(1,772,559)	0
Equity Balance, Shares at May. 31, 2019	44,282,749
Stock issued for cash, value	$ 4,050		481,950	0	0	0	486,000	0
Stock issued for cash, shares	4,050,000
Shares issued on exercise of warrants, value	$ 7,483		366,665	0	0	0	374,148	0
Shares issued on exercise of warrants, shares	7,482,960
Warrants issued, value	$ 0		0	352,093	0	0	352,093	0
Stock issued for services, value	$ 100		21,900	0	0	0	22,000	0
Stock issued for services, shares	100,000
Equity obligation, shares to be issued	$ 0		0	0	0	0	80,000	80,000
Cash received from short sell fees	0		7,772	0	0	0	7,772	0
Net income (loss) for the period	0		0	0	(1,092,698)	0	(1,092,698)	0
Translation to reporting currency	$ 0		0	0	0	22,900	22,900	0
Equity Balance, Shares at May. 31, 2020	55,915,709
Equity Balance at May. 31, 2020	$ 55,916	80,000	5,988,153	366,493	(8,049,520)	38,614	(1,520,344)	$ 80,000
Stock issued for cash, value	$ 988	(80,000)	246,012	0	0	0	167,000
Stock issued for cash, shares	988,000
Shares issued on exercise of options, value	$ 2,485	0	121,758	0	0	0	124,243
Shares issued on exercise of options, shares	2,484,855
Net income (loss) for the period	$ 0	0	0	0	(390,538)	0	(390,538)
Translation to reporting currency	$ 0	0	0	0	0	(64,109)	(64,109)
Equity Balance, Shares at Nov. 30, 2020	59,388,564
Equity Balance at Nov. 30, 2020	$ 59,389	$ 0	$ 6,355,923	$ 366,493	$ (8,440,058)	$ (25,495)	$ (1,683,748)